Balance Sheet Details (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Balance Sheet Details
Schedule of Property and Equipment, Net

Property and equipment, net, is comprised of the following:

	October 31, 2022	July 31, 2022
Equipment and furniture	$1,944,540	$1,944,540
Computer software	109,242	109,242
Leasehold improvements	32,651	32,651
Construction in progress	446,367	446,367
Property and equipment, gross	2,532,800	2,532,800
Accumulated depreciation and amortization	(1,599,099)	(1,554,186)
Total	$933,701	$978,614

Property and equipment, net, is comprised of the following:

	July 31, 2022	July 31, 2021
Equipment and furniture	$1,944,540	$1,919,301
Computer software	109,242	109,242
Leasehold improvements	32,651	32,651
Construction in progress	446,367	234,409
Property and equipment, gross	2,532,800	2,295,603
Accumulated depreciation and amortization	(1,554,186)	(1,366,782)
Total	$978,614	$928,821

Schedule of Intangible Assets	Intangible assets, net, is comprised of the following:
	October 31, 2022	July 31, 2022
License	$495,000	$495,000
Accumulated amortization	(133,941)	(116,471)
Total	$361,059	$378,529
Intangible assets, net, is comprised of the following:
	July 31, 2022	July 31, 2021
License	$495,000	$495,000
Accumulated amortization	(116,471)	(46,588)
Total	$378,529	$448,412

Schedule of Amortization Expense of Intangible Assets

At October 31, 2022, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows:

Years ending July 31,
2023 – the remainder of the fiscal year	$52,412
2024	69,882
2025	69,882
2026	69,882
2027	69,882
Thereafter	29,119
Total	$361,059

At July 31, 2022, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows:

Years ending July 31,
2023	$69,882
2024	69,882
2025	69,882
2026	69,882
2027	69,882
Thereafter	29,119
Total	$378,529

Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities are comprised of the following:

	October 31, 2022	July 31, 2022
Research and development costs	$3,402,401	$3,210,627
Professional services fees	1,319,890	877,411
Other	80,165	120,184
Total	$4,802,456	$4,208,222

Accounts payable and accrued liabilities are comprised of the following:

	July 31, 2022	July 31, 2021
Research and development costs	$3,210,627	$4,206,926
Professional services fees	877,411	1,229,040
Other	120,184	125,679
Total	$4,208,222	$5,561,645

Schedule of Accrued Compensation	Accrued compensation is comprised of the following:
	October 31, 2022	July 31, 2022
Accrued payroll	$208,781	$311,662
401K payable	15,579	7,333
Accrued severance	244,258	57,982
Total	$468,618	$376,977
Accrued compensation is comprised of the following:
	July 31, 2022	July 31, 2021
Accrued payroll	$311,662	$311,590
401K payable	7,333	9,065
Accrued severance	57,982	-
Total	$376,977	$320,655